Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Commitments
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Purchased power
(1)
$
413 $
422 $
411 $
459 $
451 $
5,941 $
8,097
Transportation
(2) (3)
780
588
478
413
370
2,954
5,583
Fuel, gas supply and storage
(4)
674
239
159
156
38
59
1,325
Capital projects
288
68
32
6
1 -
395
Other
144
69
53
49
42
294
651
$
2,299 $
1,386 $
1,133 $
1,083 $
902 $
9,248 $
16,051
As detailed below, contractual obligations at December 31, 2025 includes those related to NMGC. On completion of
the sale of
NMGC, all remaining future contractual obligations will
be transferred to the buyer. For further details on the pending transaction, refer
to note 4.
(1) Annual requirement to purchase electricity production
from IPPs or other utilities over varying contract lengths.
(2) Includes $ 61
million related to NMGC (2026: $
23
million, 2027: $
15
million, 2028: $
12
million, 2029: $
3
million, 2030: $
3
million,
thereafter: $ 5
million).
(3) Purchasing commitments for transportation of
fuel and transportation capacity on various pipelines.
Includes a commitment of
$ 121
million related to a gas transportation contract between
PGS and SeaCoast through 2040.
(4) Includes $ 101
million related to NMGC (2026: $
86
million, 2027: $
12
million, 2028: $
3
million).